UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-881

Columbia Funds Trust III
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	4/30/06

Date of reporting period:	1/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

January 31, 2006 (Unaudited)	Columbia Core Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 34.8%
BASIC MATERIALS – 0.6%
Chemicals – 0.2%
Dow Chemical Co.
	6.000% 10/01/12	825,000	857,497
Eastman Chemical Co.
	6.300% 11/15/18	1,191,000	1,208,722
		Chemicals Total	2,066,219
Forest Products & Paper – 0.3%
Westvaco Corp.
	8.200% 01/15/30	2,360,000	2,706,283
		Forest Products & Paper Total	2,706,283
Metals & Mining – 0.1%
Alcan, Inc.
	4.875% 09/15/12	1,500,000	1,456,815
		Metals & Mining Total	1,456,815
		BASIC MATERIALS TOTAL	6,229,317
COMMUNICATIONS – 5.3%
Media – 1.5%
Comcast Cable Communications Holdings, Inc.
	8.375% 03/15/13	204,000	233,243
Comcast Corp.
	6.500% 11/15/35	2,350,000	2,354,371
Gannett Co., Inc.
	5.500% 04/01/07	1,100,000	1,104,994
News America, Inc.
	5.300% 12/15/14	3,480,000	3,419,691
	6.400% 12/15/35(a)	965,000	952,937
Time Warner Entertainment Co. LP
	8.375% 07/15/33	610,000	725,693
Time Warner, Inc.
	6.875% 05/01/12	4,985,000	5,291,478
	7.625% 04/15/31	1,160,000	1,299,525
		Media Total	15,381,932
Telecommunication Services – 3.8%
AT&T, Inc.
	4.125% 09/15/09	2,220,000	2,135,951
BellSouth Corp.
	4.465% 11/15/07(b)	2,500,000	2,500,750
British Telecommunications PLC

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
	8.875% 12/15/30	1,925,000	2,541,847
Cingular Wireless Services, Inc.
	8.125% 05/01/12	3,645,000	4,179,831
Deutsche Telekom International Finance BV
	8.750% 06/15/30	1,590,000	1,967,641
France Telecom SA
	8.500% 03/01/31	2,570,000	3,364,284
New England Telephone & Telegraph
	7.650% 06/15/07	3,000,000	3,084,090
Pacific Bell
	7.125% 03/15/26	1,400,000	1,516,326
Sprint Capital Corp.
	6.000% 01/15/07	1,450,000	1,461,441
	6.875% 11/15/28	3,800,000	4,127,522
Telecom Italia Capital SA
	5.250% 10/01/15	3,640,000	3,490,833
Verizon Global Funding Corp.
	6.875% 06/15/12	2,905,000	3,128,307
Vodafone Group PLC
	3.950% 01/30/08	4,350,000	4,265,436
	5.375% 01/30/15	1,580,000	1,573,964
		Telecommunication Services Total	39,338,223
		COMMUNICATIONS TOTAL	54,720,155
CONSUMER CYCLICAL – 1.7%
Auto Manufacturers – 0.8%
DaimlerChrysler NA Holding Corp.
	4.960% 09/10/07(b)	5,180,000	5,194,867
	8.500% 01/18/31	2,135,000	2,581,407
		Auto Manufacturers Total	7,776,274
Lodging – 0.4%
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	3,970,000	3,891,434
		Lodging Total	3,891,434
Retail – 0.3%
Office Depot, Inc.
	6.250% 08/15/13	2,145,000	2,171,984

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Wal-Mart Stores, Inc.
	7.550% 02/15/30	1,070,000	1,341,298
		Retail Total	3,513,282
Textiles – 0.2%
Cintas Corp.
	6.000% 06/01/12	2,000,000	2,098,440
		Textiles Total	2,098,440
		CONSUMER CYCLICAL TOTAL	17,279,430
CONSUMER NON-CYCLICAL –3.2%
Agriculture – 0.2%
Cargill, Inc.
	6.375% 06/01/12(a)	2,000,000	2,141,940
		Agriculture Total	2,141,940
Beverages – 1.0%
Coca-Cola Enterprises, Inc.
	7.125% 08/01/17	1,650,000	1,908,406
Diageo Finance BV
	3.000% 12/15/06	5,000,000	4,919,800
Pepsi Bottling Group, Inc.
	7.000% 03/01/29	2,600,000	3,073,876
		Beverages Total	9,902,082
Cosmetics / Personal Care – 0.1%
Colgate-Palmolive Co.
	5.340% 03/27/06	1,100,000	1,101,023
		Cosmetics / Personal Care Total	1,101,023
Food – 0.9%
Kroger Co.
	7.500% 04/01/31	1,715,000	1,910,990
	8.000% 09/15/29	2,555,000	2,940,933
Safeway, Inc.
	5.625% 08/15/14	2,255,000	2,221,355
Sara Lee Corp.
	6.250% 09/15/11	2,405,000	2,455,770
		Food Total	9,529,048
Healthcare Products – 0.2%
Becton Dickinson & Co.
	6.700% 08/01/28	1,750,000	1,988,455
		Healthcare Products Total	1,988,455

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products / Wares – 0.1%
Fortune Brands, Inc.
	5.125% 01/15/11	1,345,000	1,338,154
		Household Products / Wares Total	1,338,154
Pharmaceuticals – 0.7%
Wyeth
	5.500% 02/01/14	4,000,000	4,033,640
	5.500% 02/15/16(a)	2,680,000	2,692,489
		Pharmaceuticals Total	6,726,129
		CONSUMER NON-CYCLICAL TOTAL	32,726,831
DIVERSIFIED – 0.5%
Holding Companies – Diversified – 0.5%
Alliant Energy Resources, Inc.
	9.750% 01/15/13	900,000	1,113,777
Hutchison Whampoa International Ltd.
	6.250% 01/24/14(a)	4,000,000	4,162,960
		Holding Companies - Diversified Total	5,276,737
		DIVERSIFIED TOTAL	5,276,737
ENERGY – 2.1%
Oil & Gas – 1.5%
Conoco Funding Co.
	5.450% 10/15/06	3,000,000	3,010,830
Devon Financing Corp.
	7.875% 09/30/31	3,035,000	3,829,290
Marathon Oil Corp.
	6.000% 07/01/12	2,680,000	2,803,039
Nexen, Inc.
	5.875% 03/10/35	4,580,000	4,510,750
Pemex Project Funding Master Trust
	5.750% 12/15/15(a)	720,000	711,720
XTO Energy, Inc.
	5.000% 01/31/15	1,425,000	1,378,787
		Oil & Gas Total	16,244,416
Pipelines – 0.6%
Consolidated Natural Gas Co.
	5.375% 11/01/06	1,750,000	1,753,518

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Kinder Morgan, Inc.
	5.700% 01/05/16(a)	4,200,000	4,199,664
		Pipelines Total	5,953,182
		ENERGY TOTAL	22,197,598
FINANCIALS – 13.9%
Banks – 4.6%
Bank One Corp.
	5.900% 11/15/11	3,700,000	3,814,071
	7.875% 08/01/10	1,835,000	2,035,474
HSBC Bank USA
	3.875% 09/15/09	10,965,000	10,524,974
Oesterreichische Kontrollbank AG
	5.125% 03/20/07	6,075,000	6,100,636
Wachovia Capital Trust III
	5.800% 08/29/49(b)	2,415,000	2,425,433
Wachovia Corp.
	3.625% 02/17/09	5,000,000	4,816,100
	4.375% 06/01/10	3,795,000	3,706,007
Wells Fargo & Co.
	4.593% 09/15/09(b)	4,865,000	4,865,438
	4.875% 01/12/11	9,920,000	9,834,986
		Banks Total	48,123,119
Diversified Financial Services – 7.0%
Allstate Life Global Funding Trusts
	4.651% 09/22/09(b)	2,500,000	2,503,525
American General Finance Corp.
	5.400% 12/01/15	4,820,000	4,765,727
Capital One Bank
	5.125% 02/15/14	2,485,000	2,437,860
	5.750% 09/15/10	3,305,000	3,376,818
Citigroup, Inc.
	5.300% 01/07/16	10,150,000	10,164,819
Countrywide Home Loans, Inc.
	4.125% 09/15/09	4,330,000	4,168,101
Ford Motor Credit Co.
	7.375% 02/01/11	3,514,000	3,262,679
General Electric Capital Corp.
	4.611% 12/15/09(b)	8,965,000	8,975,579
	6.750% 03/15/32	5,900,000	6,829,427
Goldman Sachs Group, Inc.
	4.750% 07/15/13	2,275,000	2,189,369

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
	5.350% 01/15/16	1,580,000	1,566,854
	6.875% 01/15/11	2,390,000	2,564,518
HSBC Finance Corp.
	4.620% 11/16/09(b)	5,890,000	5,903,547
JPMorgan Chase & Co.
	4.600% 01/17/11	6,035,000	5,903,497
National Rural Utilities Cooperative Finance Corp.
	6.000% 05/15/06	1,525,000	1,530,063
SLM Corp.
	4.833% 07/25/08(b)	4,345,000	4,356,427
Unilever Capital Corp.
	7.125% 11/01/10	2,000,000	2,171,820
		Diversified Financial Services Total	72,670,630
Insurance – 1.7%
Chubb Corp.
	6.000% 11/15/11	3,300,000	3,421,341
Hartford Life Global Funding Trusts
	4.661% 09/15/09(b)	4,355,000	4,353,868
ING Groep NV
	5.775% 12/29/49(b)	2,800,000	2,798,096
MetLife, Inc.
	6.125% 12/01/11	4,000,000	4,201,520
Prudential Financial, Inc.
	4.750% 04/01/14	2,900,000	2,799,109
		Insurance Total	17,573,934
Real Estate Investment Trusts – 0.6%
Simon Property Group LP
	5.450% 03/15/13	5,055,000	5,037,257
	5.750% 12/01/15(a)	1,000,000	1,006,640
		Real Estate Investment Trusts Total	6,043,897
		FINANCIALS TOTAL	144,411,580
INDUSTRIALS – 2.3%
Aerospace & Defense – 1.0%
Boeing Capital Corp.
	4.750% 08/25/08	2,675,000	2,661,090
	6.100% 03/01/11	3,305,000	3,452,172

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
Raytheon Co.
	7.200% 08/15/27	3,950,000	4,606,213
		Aerospace & Defense Total	10,719,475
Environmental Control – 0.5%
Waste Management, Inc.
	5.000% 03/15/14	1,800,000	1,743,984
	7.000% 07/15/28	3,125,000	3,464,313
		Environmental Control Total	5,208,297
Transportation – 0.8%
CSX Corp.
	5.500% 08/01/13	4,305,000	4,355,239
Norfolk Southern Corp.
	5.590% 05/17/25	1,723,000	1,707,820
	7.250% 02/15/31	1,877,000	2,238,304
		Transportation Total	8,301,363
		INDUSTRIALS TOTAL	24,229,135
TECHNOLOGY – 1.0%
Computers – 1.0%
International Business Machines Corp.
	4.875% 10/01/06	6,300,000	6,299,874
	5.375% 02/01/09	3,000,000	3,036,510
	6.500% 01/15/28	1,200,000	1,324,956
		Computers Total	10,661,340
		TECHNOLOGY TOTAL	10,661,340
UTILITIES – 4.2%
Electric – 3.7%
Alabama Power Co.
	4.580% 08/25/09(b)	4,980,000	4,990,408
	5.700% 02/15/33	1,465,000	1,472,061
American Electric Power Co., Inc.
	5.250% 06/01/15	3,035,000	2,975,817
Carolina Power & Light Co.
	5.125% 09/15/13	1,445,000	1,426,649
Columbus Southern Power Co.
	5.500% 03/01/13	1,700,000	1,714,875
Consolidated Edison Co. of New York
	7.150% 12/01/09	2,530,000	2,715,980

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Dominion Resources, Inc.
	Series D,
	4.819% 09/28/07(b)	3,135,000	3,136,662
Hydro-Quebec
	8.500% 12/01/29	1,650,000	2,358,180
MidAmerican Energy Holdings Co.
	5.875% 10/01/12	3,355,000	3,427,971
Progress Energy, Inc.
	7.750% 03/01/31	2,555,000	3,053,634
Southern California Edison Co.
	5.000% 01/15/14	1,500,000	1,477,830
	5.000% 01/15/16	3,000,000	2,931,210
TransAlta Corp.
	5.750% 12/15/13	1,500,000	1,519,065
TXU Electric Delivery Co.
	7.000% 09/01/22	3,350,000	3,704,229
Virginia Electric & Power Co.
	5.375% 02/01/07	1,575,000	1,578,497
		Electric Total	38,483,068
Gas – 0.5%
Atmos Energy Corp.
	4.950% 10/15/14	3,475,000	3,337,216
Southern California Gas Co.
	4.580% 12/01/09(b)	2,080,000	2,079,543
		Gas Total	5,416,759
		UTILITIES TOTAL	43,899,827
	Total Corporate Fixed-Income Bonds & Notes (cost of $360,204,661)		361,631,950
Mortgage-Backed Securities – 25.4%
Federal Home Loan Mortgage Corp.
	5.000% 01/01/19	453,848	449,146
	5.500% 03/01/18	333,023	335,008
	6.000% 11/01/28	282,995	286,802
	7.000% 12/01/14	105,828	109,416
	7.000% 11/01/25	6,012	6,255
	7.000% 03/01/27	6,127	6,369
	7.000% 10/01/31	54,649	56,723
	7.500% 09/01/25	3,330	3,501

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
8.000% 06/01/07	3,351	3,411
8.000% 06/01/26	3,897	4,166
8.750% 09/01/09	5,572	5,777
8.750% 07/01/15	1,194	1,230
9.000% 10/01/15	2,646	2,670
9.000% 10/01/16	11,667	12,468
9.000% 04/01/17	7,703	7,774
9.000% 10/01/19	8,026	8,187
9.250% 05/01/09	56,943	60,114
9.250% 08/01/15	4,275	4,460
9.500% 09/01/10	4,204	4,453
9.500% 03/01/11	397	427
9.500% 04/01/11	4,821	5,181
9.500% 09/01/16	1,746	1,909
9.500% 11/01/16	991	1,083
10.000% 02/01/09	3,510	3,713
10.000% 05/01/11	5,872	6,061
10.000% 12/01/13	2,186	2,288
Federal National Mortgage Association
4.500% 09/01/20	6,642,715	6,450,796
4.500% 10/01/20	9,184,030	8,918,687
4.500% 11/01/20	3,982,240	3,867,186
5.000% 06/01/18	710,278	702,913
5.000% 09/01/35	42,528,404	41,102,904
5.500% 08/01/35	18,090,414	17,902,625
5.500% 10/01/35	51,585,620	51,050,131
6.000% 05/01/13	116,458	118,981
6.000% 04/01/35	27,382,788	27,680,386
6.324% 10/01/08	1,362,894	1,317,386
6.500% 05/01/11	249,556	256,348
6.500% 06/01/28	175,566	180,748
6.500% 06/01/31	235,386	241,817
6.500% 08/01/31	488,245	501,585
6.500% 09/01/31	48,619	49,947
6.565% 12/01/07	792,983	805,487
6.600% 11/01/07	708,023	718,815
7.000% 06/01/32	114,332	118,831
7.500% 01/01/30	12,855	13,475
7.500% 03/01/30	20,102	21,056
8.000% 03/01/07	2,233	2,250
8.000% 02/01/30	60,999	65,183
8.000% 03/01/30	99,838	106,679

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	8.000% 04/01/30	159,426	170,351
	8.500% 08/01/17	3,425	3,632
	TBA:
	5.000% 12/01/21(c)	22,475,000	22,194,063
	5.500% 12/01/21(c)	23,465,000	23,604,335
	5.500% 12/01/36(c)	38,750,000	38,326,153
	6.500% 12/01/36(c)	13,155,000	13,483,875
Government National Mortgage Association
	4.750% 07/20/22(b)	106,479	106,975
	6.500% 03/15/13	41,533	42,837
	6.500% 04/15/13	51,498	53,115
	6.500% 05/15/13	62,112	64,062
	6.500% 10/15/13	297,320	306,658
	6.500% 11/15/13	229,965	237,188
	6.500% 07/15/14	25,488	26,289
	6.500% 08/15/14	118,471	122,194
	6.500% 06/15/28	125,577	131,669
	6.500% 01/15/29	75,926	79,563
	6.500% 03/15/29	3,060	3,206
	6.500% 09/15/32	72,681	76,057
	7.000% 11/15/22	156,933	164,953
	7.000% 10/15/23	48,928	51,536
	7.000% 06/15/26	325,174	342,421
	7.000% 10/15/27	38,408	40,417
	7.000% 05/15/28	144,731	152,166
	7.000% 06/15/28	15,133	15,911
	7.000% 08/15/29	33,251	34,941
	7.000% 02/15/30	15,011	15,769
	7.000% 05/15/32	310,510	326,116
	7.500% 04/15/26	195,832	206,711
	7.500% 02/15/27	2,357	2,486
	7.500% 09/15/29	55,812	58,803
	7.500% 03/15/30	88,676	93,394
	8.000% 06/15/25	6,068	6,509
	8.000% 10/15/25	19,009	20,391
	8.000% 01/15/26	12,680	13,602
	8.000% 02/15/26	9,662	10,364
	8.000% 05/15/26	2,306	2,474
	8.000% 06/15/26	17,379	18,642
	8.000% 03/15/27	47,259	50,681
	9.000% 03/15/08	6,684	6,961

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	9.000% 11/15/08	3,435	3,578
	Total Mortgage-Backed Securities (cost of $265,683,287)		264,253,856
Government Agencies & Obligations – 20.7%
FOREIGN GOVERNMENT OBLIGATIONS – 2.2%
Export Development of Canada
	4.000% 08/01/07	2,325,000	2,297,426
Province of British Columbia
	5.375% 10/29/08	3,000,000	3,052,590
Province of New Brunswick
	3.500% 10/23/07	4,150,000	4,052,807
Province of Ontario
	6.000% 02/21/06	2,950,000	2,952,035
Province of Quebec
	5.000% 07/17/09	2,500,000	2,508,375
Republic of Finland
	4.750% 03/06/07	3,145,000	3,151,793
Republic of South Africa
	6.500% 06/02/14	1,165,000	1,258,200
United Mexican States
	6.625% 03/03/15	3,140,000	3,397,480
		FOREIGN GOVERNMENT OBLIGATIONS TOTAL	22,670,706
U.S. GOVERNMENT AGENCIES – 9.4%
Federal Farm Credit Bank
	4.050% 12/15/08	5,000,000	4,893,295
Federal Home Loan Bank
	4.125% 10/19/07	3,000,000	2,966,898
Federal Home Loan Mortgage Corp.
	3.600% 07/07/10	1,600,000	1,521,091
	3.625% 06/10/10	3,000,000	2,857,245
	3.875% 01/12/09	6,400,000	6,238,778
	4.125% 05/12/10	6,000,000	5,839,446
	4.150% 05/05/10	5,000,000	4,871,545
	5.000% 10/18/10	19,900,000	19,771,946
	5.000% 01/30/14	5,075,000	4,986,451
	5.000% 11/13/14	3,900,000	3,837,853
	5.750% 03/15/09	3,500,000	3,596,985
Federal National Mortgage Association
	2.500% 01/30/07	2,000,000	1,954,594
	3.250% 11/15/07	2,000,000	1,947,658

		Par ($)	Value ($)
Government Agencies & Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
	4.125% 04/28/10	3,000,000	2,923,518
	4.250% 05/15/09	3,725,000	3,664,551
	4.300% 06/30/08	1,300,000	1,285,231
	4.375% 06/21/10	20,000,000	19,578,940
	5.500% 02/15/06	2,800,000	2,800,818
	6.250% 05/15/29	1,500,000	1,746,669
	U.S. GOVERNMENT AGENCIES TOTAL		97,283,512
U.S. GOVERNMENT OBLIGATIONS – 9.1%
U.S. Treasury Bonds
	5.375% 02/15/31	31,970,000	35,194,462
U.S. Treasury Inflation Index Notes
	2.000% 01/15/14	1,872,080	1,874,639
	3.625% 01/15/08	1,039,848	1,075,349
U.S. Treasury Notes
	2.875% 11/30/06(d)	44,455,000	43,835,075
	3.625% 06/15/10	1,035,000	999,503
	4.000% 03/15/10	1,940,000	1,902,942
	4.375% 12/15/10	8,485,000	8,436,610
	4.500% 11/15/15	1,000,000	997,695
	5.000% 02/15/11	650,000	664,828
	U.S. GOVERNMENT OBLIGATIONS TOTAL		94,981,103
	Total Government Agencies & Obligations (cost of $215,457,919)		214,935,321
Collateralized Mortgage Obligations – 7.7%
AGENCY – 4.5%
Federal Home Loan Mortgage Corp.
	4.000% 05/15/14	3,250,000	3,177,301
	4.000% 09/15/15	2,900,000	2,817,498
	4.500% 02/15/27	440,000	430,157
	4.500% 07/15/27	1,370,000	1,339,403
	4.500% 08/15/28	500,000	483,038
	5.000% 08/15/16	2,171,671	2,164,446
	5.000% 06/15/26	1,400,000	1,380,723
Federal National Mortgage Association
	4.000% 01/25/16	1,390,000	1,335,823
	4.500% 11/25/14	440,000	432,836
	5.000% 07/25/16	1,856,831	1,847,719
	5.500% 09/25/35	4,918,419	4,886,303
	6.000% 12/25/16	198,777	201,233

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
Small Business Administration
	4.340% 03/01/24	2,797,192	2,674,210
	4.500% 03/01/23	3,687,589	3,572,441
	4.890% 09/01/22	1,864,146	1,847,270
	5.110% 04/01/25	3,929,283	3,922,860
	5.180% 05/01/24	4,618,372	4,634,962
	5.240% 08/01/23	2,258,056	2,274,902
	5.310% 08/01/22	3,236,003	3,270,666
	5.520% 06/01/24	3,677,411	3,749,726
		AGENCY TOTAL	46,443,517
NON - AGENCY – 3.2%
Chaseflex Trust
	5.500% 02/25/35	4,289,253	4,249,149
	5.500% 06/25/35	4,697,900	4,650,310
Countrywide Alternative Loan Trust
	5.000% 07/25/35	3,669,245	3,575,753
	5.250% 03/25/35	4,356,214	4,255,454
First Horizon Alternative Mortgage Securities
	6.000% 01/25/35	3,442,350	3,449,510
GSAA Trust
	3.519% 11/25/33	5,759,002	5,699,972
JPMorgan Mortgage Trust
	4.965% 07/25/34(b)	3,292,629	3,205,703
Residential Accredit Loans, Inc.
	5.500% 02/25/35	4,480,475	4,438,672
Rural Housing Trust
	6.330% 04/01/26	317,767	314,786
		NON - AGENCY TOTAL	33,839,309
		Total Collateralized Mortgage Obligations (cost of $81,594,818)	80,282,826
Asset-Backed Securities – 6.9%
BMW Vehicle Owner Trust
	2.530% 02/25/08	3,265,833	3,226,153
Centex Home Equity
	6.270% 10/25/32(b)	646,157	644,348
	Series 2005 D
	4.210% 10/25/35(b)	3,600,000	3,604,536
Citibank Credit Card Issuance Trust
	2.550% 01/20/09	5,000,000	4,891,050

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Citibank Credit Card Master Trust I
	5.875% 03/10/11	4,000,000	4,112,160
Countrywide Home Equity Loan Trust
	4.690% 01/15/34(b)	2,635,903	2,637,736
DaimlerChrysler Auto Trust
	3.090% 01/08/08	1,043,830	1,039,175
Equity One ABS, Inc.
	4.870% 07/25/34(b)	2,173,960	2,184,678
GSAA Trust
	4.651% 04/25/34(b)	3,308,865	3,284,511
MBNA Credit Card Master Note Trust
	4.950% 06/15/09	2,750,000	2,752,805
Oakwood Mortgage Investors, Inc.
	7.100% 08/15/27	1,009,477	1,085,662
Onyx Acceptance Grantor Trust
	3.890% 02/15/11	2,000,000	1,960,140
Origen Manufactured Housing
	4.490% 05/15/18	1,100,000	1,082,136
Renaissance Home Equity Loan Trust
	5.565% 02/25/36(b)	7,770,000	7,790,280
Residential Asset Mortgage Products, Inc.
	3.052% 06/25/29	2,384,848	2,359,736
	4.480% 09/25/29(b)	7,825,000	7,776,954
Residential Funding Mortgage Securities II
	4.700% 08/25/34	1,715,000	1,664,133
Wells Fargo Financial Auto Owner Trust
	2.670% 08/16/10	7,270,000	7,099,664
WFS Financial Owner Trust
	2.410% 12/20/10	4,880,000	4,775,226
	2.810% 08/22/11	8,125,000	7,959,494
	Total Asset-Backed Securities (cost of $72,566,775)		71,930,757
Commercial Mortgage-Backed Securities – 3.7%
CS First Boston Mortgage Securities Corp.
	5.100% 08/15/38(b)	5,240,000	5,140,335
	5.230% 12/15/40(b)	6,080,000	6,008,013
GS Mortgage Securities Corp. II
	4.782% 07/10/39	6,015,000	5,754,813

		Shares	Value ($)
Commercial Mortgage-Backed Securities – (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.134% 10/15/37	6,270,539	6,049,628
	5.300% 12/15/44(b)	5,735,000	5,744,807
LB-UBS Commercial Mortgage Trust

	5.124% 11/15/32(b)	4,550,000	4,527,432
Wachovia Bank Commercial Mortgage Trust
	5.195% 10/15/44(b)	4,645,000	4,614,343
	Total Commercial Mortgage-Backed Securities (cost of $38,431,959)		37,839,371
Short-Term Obligations – 9.9%
U.S. GOVERNMENT AGENCIES – 9.4%
Federal National Mortgage Association
	4.200% 02/13/06(e)	51,905,000	51,832,333
	4.230% 02/16/06(e)	45,940,000	45,859,031
		TOTAL U.S. GOVERNMENT AGENCIES	97,691,364
REPURCHASE AGREEMENT – 0.5%
		Par($)
	Repurchase agreement with State Street Bank & Trust Co., dated 01/31/06, due 02/01/06 at 4.270%, collateralized by a U.S. Treasury Bond maturing 02/15/29, market value of $5,045,053 (repurchase proceeds $4,941,586)	4,941,000	4,941,000

	Total Short-Term Obligations (cost of $101,315,387)		102,632,364

	Total Investments – 109.1% (cost of $1,136,571,783)(f)(g)		1,133,506,445

	Other Assets & Liabilities, Net – (9.1)%		(94,647,955)

	Net Assets – 100.0%		1,038,858,490

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities, which are not illiquid, amounted to $15,868,350, which represents 1.5% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2006.

(c)	Security purchased on a delayed delivery basis.

(d)	A portion of this security with a market value of $690,239 is pledged as collateral for open futures contracts.

(e)	The rate shown represents the annualized yield at the date of purchase.

(f)	Cost for federal income tax purposes is $1,136,571,783.

(g)	Unrealized appreciation and depreciation at January 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation

$9,171,428	$(12,236,766)	$(3,065,338)

At January 31, 2006, the Fund held the following open long futures contract:

Type	Number of Contracts	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation/ Depreciation
10-Year U. S. Treasury Notes	535	$58,014,062	$58,242,708	Mar-2006	$(228,646)
10-Year U. S. Treasury Bonds	175	$19,747,656	$19,693,931	Mar-2006	$53,725
					$(174,921)

Acronym	Name
TBA	To Be Announced

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust III

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 27, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	March 27, 2006